Note 4 - Accounting Standards Issued But Not Yet Effective	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of accounting standards issued but not yet effective explanatory [text block]
4.	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

IFRS
16,
Leases (“IFRS
16”
),
was issued by the IASB in
January 2016.
This guidance brings most leases onto the balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting remains largely unchanged and the distinction between operating and finance leases is retained. Furthermore, per the standard, a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly, and the liability accrues interest. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease. Lessees are permitted to make an accounting policy election, by class of underlying asset, to apply a method like IAS
17’s
operating lease accounting and
not
recognize lease assets and lease liabilities for leases with a lease term of
12
months or less, and on a lease-by-lease basis, to apply a method similar to current operating lease accounting to leases for which the underlying asset is of low value. IFRS
16
supersedes IAS
17,
Leases, and its related interpretations, and is effective for periods beginning on or after
January 1, 2019,
with earlier adoption permitted if IFRS
15
has also been applied. Just Energy has
not
yet assessed the impact of this standard.